Accrued expenses and other current liabilities	12 Months Ended
Sep. 30, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 15 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	September 30,
	2023	2022

Payroll payable	$528,902	$291,616
Accrued expenses	473,837	232,581
Interest payable	157,801	-
Accrued expenses and other current liabilities	$1,169,540	$524,197